Stock-Based Compensation and Awards (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock-Based Compensation Expense
The following table presents the stock-based compensation expense included in our results of operations (in thousands):

	Years Ended December 31,
	2017	2016	2015
Stock options	$21	$115	$348
Restricted stock, restricted stock units, performance units, cash settled restricted stock units and cash settled performance units	14,685	13,188	7,871
Restructuring and other charges—stock-based compensation expense	662	1,333	143
Total stock-based compensation expense	$15,368	$14,636	$8,362

Schedule of Changes in Stock Option Awards for Common Stock
The table below presents the changes in stock option awards for our common stock during the year ended December 31, 2017.

	Stock Options (in thousands)	Weighted Average Exercise Price Per Share	Weighted Average Remaining Life (in years)	Aggregate Intrinsic Value (in thousands)
Options outstanding, January 1, 2017	296	$17.44
Granted	—	—
Exercised	(69)	16.41
Cancelled	(17)	44.23
Options outstanding, December 31, 2017	210	15.61	1.5	$3,369
Options exercisable, December 31, 2017	210	15.61	1.5	3,369

Schedule of Changes in Restricted Stock, Restricted Stock Units, Performance Units, Cash Settled Restricted Stock Units and Cash Settled Performance Units
The table below presents the changes in restricted stock, restricted stock units, performance units, cash settled restricted stock units and cash settled performance units for our common stock during the year ended December 31, 2017. Non-vested awards granted prior to November 3, 2015 relate to Archrock’s and our employees, directors and consultants. Awards granted subsequent to November 3, 2015 only relate to our employees, directors and consultants.

	Shares (in thousands)	Weighted Average Grant-Date Fair Value Per Share
Non-vested awards, January 1, 2017	1,292	$17.68
Granted	654	29.90
Vested	(697)	20.38
Change in expected vesting of performance units	102	30.87
Cancelled	(186)	18.63
Non-vested awards, December 31, 2017 (1)	1,165	23.93

(1)	Non-vested awards as of December 31, 2017 are comprised of 3,000 cash settled restricted stock units and 1,162,000 restricted shares, restricted stock units and performance units.